Changes in the Group (Tables)	12 Months Ended
Dec. 31, 2020
Changes in the Group
Schedule of consolidated subsidiaries

The following are the consolidated subsidiaries of VIA optronics AG:

					Net Profit (Loss)
		Ownership Interest %			in EUR			Equity in EUR
Name	Place of Business	12/31/2020	12/31/2019	12/31/2018	2020	2019	2018	12/31/2020	12/31/2019
VIA optronics GmbH	Schwarzenbruck, Germany	100	100	*	(1,726,540)	(7,485,107)	*	(5,856,981)	(4,130,440)
VIA optronics LLC	Orlando, Florida, USA	100	100	100	(190,393)	(518,604)	326,012	(1,914,714)	(1,897,939)
VIA optronics (Suzhou) Co., Ltd.	Suzhou, China	100	100	100	4,975,824	547,204	5,309,218	20,090,782	15,603,019
VIA optronics (Taiwan) Ltd.	Taipei, Taiwan	100	100	100	85,037	(17,695)		210,009	130,282
VTS‑Touchsensor Co., Ltd.	Higashi Omi, Japan	65	65	65	15,956	(4,567,009)	(1,659,499)	791,155	804,738

*See Reorganization of the Group’s structure section below